Cash and Cash Equivalents - Disclosure of Detailed Information About Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and banks (Note 22)	$ 266,625	$ 387,445		$ 493,805
Short-term investments (Note 16)	4,108,923	1,388,102		4,387,840
Cash and cash equivalents	$ 4,375,548	$ 1,775,547	[1]	$ 4,881,645	[1]	$ 9,485,823

[1]	The cash and cash equivalents as of December 31, 2019 and 2018 from the discontinued operations amounted to 1,719,399 and 1,195,670.